17. Loans and Financing (Details 7) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		R$ 2,353,279	R$ 2,543,039
2022 [Default Label]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		257,682
2023 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		59,788
2024 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		2,083,252
2025 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		3,376,993
2025 onwards [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		1,056,804
Without maturity date [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		789,168
Working capital - lines of credit [member] | Foreign currency long-term borrowings [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		17,275
Working capital - lines of credit [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		7,543
Working capital - lines of credit [member] | Foreign currency long-term borrowings [member] | 2023 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		4,752
Working capital - lines of credit [member] | Foreign currency long-term borrowings [member] | 2024 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		2,500
Working capital - lines of credit [member] | Foreign currency long-term borrowings [member] | 2025 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		2,480
Working capital - lines of credit [member] | Foreign currency long-term borrowings [member] | 2025 onwards [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$
Working capital - lines of credit [member] | Foreign currency long-term borrowings [member] | Without maturity date [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$
Debentures VII [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		146,170
Debentures VII [member] | Local currency long-term borrowings [member] | 2022 [Default Label]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		146,170
Debentures VII [member] | Local currency long-term borrowings [member] | 2023 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$
Debentures VII [member] | Local currency long-term borrowings [member] | 2024 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$
Debentures VII [member] | Local currency long-term borrowings [member] | 2025 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$
Debentures VII [member] | Local currency long-term borrowings [member] | 2025 onwards [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$
Debentures VII [member] | Local currency long-term borrowings [member] | Without maturity date [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$
Financing with Ex-lm Bank collateral [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	$ 49,958
Financing with Ex-lm Bank collateral [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	49,958
Financing with Ex-lm Bank collateral [member] | Foreign currency long-term borrowings [member] | 2023 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Financing with Ex-lm Bank collateral [member] | Foreign currency long-term borrowings [member] | 2024 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Financing with Ex-lm Bank collateral [member] | Foreign currency long-term borrowings [member] | 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
ESN [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	1,896,854
ESN [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
ESN [member] | Foreign currency long-term borrowings [member] | 2023 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
ESN [member] | Foreign currency long-term borrowings [member] | 2024 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	1,896,854
ESN [member] | Foreign currency long-term borrowings [member] | 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Spare engine facility [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	197,009
Spare engine facility [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	23,075
Spare engine facility [member] | Foreign currency long-term borrowings [member] | 2023 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	23,075
Spare engine facility [member] | Foreign currency long-term borrowings [member] | 2024 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	150,859
Spare engine facility [member] | Foreign currency long-term borrowings [member] | 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Senior notes 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,340,316
Senior notes 2025 [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Senior notes 2025 [member] | Foreign currency long-term borrowings [member] | 2023 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Senior notes 2025 [member] | Foreign currency long-term borrowings [member] | 2024 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Senior notes 2025 [member] | Foreign currency long-term borrowings [member] | 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,340,316
Secured notes 2026 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	953,802
Secured notes 2026 [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Secured notes 2026 [member] | Foreign currency long-term borrowings [member] | 2023 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Secured notes 2026 [member] | Foreign currency long-term borrowings [member] | 2024 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Secured notes 2026 [member] | Foreign currency long-term borrowings [member] | 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Secured notes 2026 [member] | Foreign currency long-term borrowings [member] | 2025 onwards [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	953,802
Loan facility [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	233,135
Loan facility [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	30,936
Loan facility [member] | Foreign currency long-term borrowings [member] | 2023 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	31,961
Loan facility [member] | Foreign currency long-term borrowings [member] | 2024 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	33,039
Loan facility [member] | Foreign currency long-term borrowings [member] | 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	34,197
Loan facility [member] | Foreign currency long-term borrowings [member] | 2025 onwards [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	103,002
Perpetual bonds [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	789,168
Perpetual bonds [member] | Foreign currency long-term borrowings [member] | 2022 [Default Label] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Perpetual bonds [member] | Foreign currency long-term borrowings [member] | 2023 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Perpetual bonds [member] | Foreign currency long-term borrowings [member] | 2024 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Perpetual bonds [member] | Foreign currency long-term borrowings [member] | 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing
Perpetual bonds [member] | Foreign currency long-term borrowings [member] | Without maturity date [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing | R$		R$ 789,168